Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of fair value hierarchy
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as shown in the following table.

		As of December 31, 2024
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862

(Amounts expressed in HK$)		As of December 31, 2025
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Stable coins	254,646,365	-	-	254,646,365
Digital assets	3,408,761,206	-	-	3,408,761,206
Digital assets - restricted	140,283,000	-	-	140,283,000
Total assets measured at fair value	3,803,690,571	-	-	3,803,690,571

Liabilities
Derivative liabilities	-	6,637,020	-	6,637,020
Total liabilities measured at fair value	-	6,637,020	-	6,637,020

(Amounts expressed in US$)		As of December 31, 2025
	Level 1	Level 2	Level 3	Balance at fair value
	US$	US$	US$	US$
Assets
Stable coins	32,717,018	-	-	32,717,018
Digital assets	437,958,347	-	-	437,958,347
Digital assets - restricted	18,023,589	-	-	18,023,589
Total assets measured at fair value	488,698,954	-	-	488,698,954

Liabilities
Derivative liabilities	-	852,726	-	852,726
Total liabilities measured at fair value	-	852,726	-	852,726

Schedule of property and equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term
Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Computer equipment	2,560,271	2,638,812	339,035
Furniture and fixture	590,217	598,917	76,949
Office equipment	90,057	96,992	12,462
Leasehold improvements	652,073	-	-
Less: accumulated depreciation	(3,489,511)	(3,047,996)	(391,608)
Net book value	403,107	286,725	36,838

Schedule of intangible assets
The estimated useful lives of intangible assets are as follows:

Internally developed software	3 years
Software	3 years
Intangible assets, stated at cost less accumulated amortization, consisted of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Software	223,381	227,080	29,175
Domain Name	-	62,086	7,977
Internally developed software	70,655,285	72,911,336	9,367,664
Less: accumulated amortization	(52,091,503)	(58,904,560)	(7,568,071)
Less: impairment loss	-	(14,242,561)	(1,829,887)
	18,787,163	53,381	6,858

Disaggregation of revenue
The following table presents disaggregated information of revenues by business lines for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Initial set up, installation and customization services	8,973,079	2,700,199	4,186,588	537,894
Subscriptions	11,445,019	11,419,059	15,166,630	1,948,612
Hosting, support and maintenance services	4,338,184	4,893,759	5,079,073	652,560
Liquidity services	2,626,516	1,902,895	1,405,762	180,613
White label services	2,122,198	3,018,561	4,887,035	627,887
Quotes/news/package subscription services	2,456,181	2,150,845	3,098,088	398,043
Total revenue	31,961,177	26,085,318	33,823,176	4,345,609
Revenue disaggregated by timing of revenue recognition for 2023, 2024 and 2025 is disclosed in the table below:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Point in time	2,626,516	1,902,895	1,405,762	180,613
Over time	29,334,661	24,182,423	32,417,414	4,164,996
Total revenue	31,961,177	26,085,318	33,823,176	4,345,609